Share capital (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares	$ 40	$ 42	$ 144	$ 135
First Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares repurchased and retired (in shares)	2,187,900		4,301,488
Cancellation of treasury shares	$ 55		$ 108
Payments to acquire or redeem entity's shares	38		76
Reduction of issued capital	$ 17		$ 32